UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Paramount BioCapital Asset Management, Inc.
Address:       787 Seventh Avenue, 48th Floor
               New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Lindsay A. Rosenwald, M.D.
Title:         Chairman
Phone:         212-554-4300

Signature, Place, and Date of Signing:

/s/ Lindsay A. Rosenwald, M.D.       New York, NY           08/12/05
------------------------------      -------------           --------
        [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:         8,187
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

-------------------------------------------------------
Paramount BioCapital Asset Management, Inc.
Form 13F
At 6/30/2005
----------------------------------------


---------------------------------------------------------------------------------------------------------------------------
               Column 1                    Column 2      Column 3        Column 4         Column 5
---------------------------------------------------------------------------------------------------------------------------

                                                           CUSIP       Fair Market        Shares or        SH/       Put/
            Name of Issuer              Title or Class    Number     Value (x $1000)  Principal Amount     PRN       Call
            --------------              --------------    ------     ---------------  ----------------     ---       ----
---------------------------------------------------------------------------------------------------------------------------
ADOLOR CORPORATION                          Common         00724X102          $413.48            44,700    SH
---------------------------------------------------------------------------------------------------------------------------
APPLERA CORP COM CELERA GENOMICS            Common         038020202          $680.14            62,000    SH
---------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC                         Common         14149Y108          $857.94            14,900    SH
---------------------------------------------------------------------------------------------------------------------------
Connects Corp.                              Common         208192104          $649.15            36,800    SH
---------------------------------------------------------------------------------------------------------------------------
ENZON INC                                   Common         293904108          $809.35           124,900    SH
---------------------------------------------------------------------------------------------------------------------------
FIRST HORIZON PHARMA                        Common         32051K106          $725.42            38,100    SH
---------------------------------------------------------------------------------------------------------------------------
INCYTE PHARMACEUTICALS INC                  Common         45337C102          $410.41            57,400    SH
---------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                             Common         46185R100          $616.35             7,400    SH
---------------------------------------------------------------------------------------------------------------------------
KBL Healthcare Corp                         Common         48241R207          $558.00            90,000    SH
---------------------------------------------------------------------------------------------------------------------------
Lifepoint Hospitals, Inc.                   Common         53219L109          $970.56            19,200    SH
---------------------------------------------------------------------------------------------------------------------------
Pharmion Corp.                              Common         71715B409          $654.52            28,200    SH
---------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS IN                        Common         74834L100          $841.67            15,800    SH
---------------------------------------------------------------------------------------------------------------------------


                                                                     -----------------
                                                                            $8,186.99

-------------------------------------------------------------------------------------------
               Column 1                    Column 6    Column 7               Column 8
-------------------------------------------------------------------------------------------

                                          Investment     Other             Voting Authority
            Name of Issuer                Discretion   Managers     Sole    Shared   None
            --------------                ----------   --------     ----    ------   ----
-------------------------------------------------------------------------------------------
ADOLOR CORPORATION                           Sole                    X
-------------------------------------------------------------------------------------------
APPLERA CORP COM CELERA GENOMICS             Sole                    X
-------------------------------------------------------------------------------------------
CARDINAL HEALTH INC                          Sole                    X
-------------------------------------------------------------------------------------------
Connects Corp.                               Sole                    X
-------------------------------------------------------------------------------------------
ENZON INC                                    Sole                    X
-------------------------------------------------------------------------------------------
FIRST HORIZON PHARMA                         Sole                    X
-------------------------------------------------------------------------------------------
INCYTE PHARMACEUTICALS INC                   Sole                    X
-------------------------------------------------------------------------------------------
INVITROGEN CORP                              Sole                    X
-------------------------------------------------------------------------------------------
KBL Healthcare Corp                          Sole                    X
-------------------------------------------------------------------------------------------
Lifepoint Hospitals, Inc.                    Sole                    X
-------------------------------------------------------------------------------------------
Pharmion Corp.                               Sole                    X
-------------------------------------------------------------------------------------------
QUEST DIAGNOSTICS IN                         Sole                    X
-------------------------------------------------------------------------------------------
